Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Emerging growth company status

Emerging growth company status

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (1) is no longer an emerging growth company or (2) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Recently Adopted Accounting Pronouncements

Recently adopted accounting pronouncements

Effective January 1, 2025, the Company retrospectively adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) on an interim basis, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items. ASU 2023-07 also requires public entities with a single reportable segment to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 280, Segment Reporting.

Recently Adopted Accounting Pronouncements

Effective January 1, 2024, the Company retrospectively adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) on an annual basis, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items. ASU 2023-07 also requires public entities with a single reportable segment to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in FASB ASC Topic 280, Segment Reporting. The standard is effective for annual periods beginning after December 15, 2023 and interim periods within annual periods beginning after December 15, 2024. The Company adopted this as of December 31, 2024 and the adoption had no material impact on the Company’s consolidated financial statements or footnotes.

Effective January 1, 2024, the Company adopted ASU No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which provides an update to existing crypto asset guidance and requires an entity to measure certain crypto assets at fair value. In addition, this guidance requires disclosures related to crypto assets once it is adopted. The adoption of ASU 2023-08 resulted in no cumulative-effect adjustment to the opening balance of retained earnings as of January 1, 2024.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740) (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting ASU 2023-09.

Accounting pronouncements not yet adopted

Accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740) (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting ASU 2023-09 on the presentation of its condensed consolidated financial statements and footnotes.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires public entities, at annual and interim reporting periods, to disclose in a tabular format additional information about specific expense categories in the notes to the consolidated financial statements. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on the presentation of its condensed consolidated financial statements and footnotes.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding annual financial reporting. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

The accompanying consolidated financial statements include the accounts of OneMedNet Corporation, formerly Data Knights, and its wholly-owned subsidiary, OneMedNet Technologies Canada Ltd. All intercompany transactions and balances have been eliminated in consolidation.

Immaterial Revision to Previously Issued Financial Statements

Immaterial Revision to Previously Issued Financial Statements

Subsequent to the issuance of the consolidated financial statements as of and for the year ended December 31, 2023, the Company determined that it had inadvertently excluded 1,240,644 shares from its calculation of basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. These shares represent a forward contract on the Company’s common shares for no consideration and should be considered outstanding shares for purposes of calculating net loss per share. As a result, the Company has revised its calculation of basic and diluted net loss per common share outstanding for the year ended December 31, 2023. Basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2023 as previously presented was $(4.77) and as revised is $(4.65).

The Company assessed the materiality of the change in the calculation of net loss per share resulting from its inadvertent exclusion of these shares, considering both quantitative and qualitative factors, and concluded that the effects of the change to the calculation and presentation of net loss per share was not material, individually or in the aggregate, to any previously reported quarterly or annual period. However, the Company has revised its previously issued consolidated financial statements to reflect the change in presentation of net loss per share inclusive of these shares. All related amounts have been updated to reflect the effects of the revision through the financial statements and related footnotes, as applicable.

Net loss per share for the interim periods within the annual periods ended December 31, 2024 and 2023, as revised in accordance with the changes disclosed above, is presented below. The Company will revise the presentation of net loss per share in the subsequent quarterly filings on Form 10-Q in 2025.

	Three Months Ended March 31, 2024
	As Reported	As Revised
Numerator:
Net loss	$(2,109)	$(2,109)
Denominator:
Weighted average shares outstanding, basic and diluted	23,681,846	24,922,490
Net loss per share, basic and diluted	$(0.09)	$(0.08)

	Six Months Ended June 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(5,698)	$(5,698)
Denominator:
Weighted average shares outstanding, basic and diluted	23,717,110	24,957,754
Net loss per share, basic and diluted	$(0.24)	$(0.23)

	Three Months Ended June 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(3,589)	$(3,589)
Denominator:
Weighted average shares outstanding, basic and diluted	23,940,120	25,180,764
Net loss per share, basic and diluted	$(0.15)	$(0.14)

	Nine Months Ended September 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(7,755)	$(7,755)
Denominator:
Weighted average shares outstanding, basic and diluted	25,051,293	26,340,952
Net loss per share, basic and diluted	$(0.31)	$(0.29)

	Three Months Ended September 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(2,058)	$(2,058)
Denominator:
Weighted average shares outstanding, basic and diluted	27,878,399	29,265,023
Net loss per share, basic and diluted	$(0.07)	$(0.07)

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, including its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in these notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, the valuation of the liability classified warrants, SEPA derivative liability, convertible debt measured at fair value, revenue recognition, provision for income taxes, and stock-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.

Operating Segments

Operating Segments

The Company adopted Accounting Standard Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, as of January 1, 2024. See the recently adopted accounting pronouncements section below for more information.

Operating segments are defined as components of an entity for which separate discrete financial information is made available and that is regularly evaluated by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company’s operations are organized and reported as a single reportable segment, which includes all activities related to digital medical image management, exchange, and sharing. The Company’s CODM, its chief executive officer, reviews operating results on an aggregate basis and manages the operations as a single operating segment. The CODM evaluates performance and allocates resources based on operating loss that also is reported on the statements of operations as operating loss, and cash used in operations. Significant expenses reviewed by the CODM include those that are presented in the consolidated statements of operations. The measure of segment assets is reported on the balance sheets as total assets. Substantially all long-lived assets are located in the United States.

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	For the year ended December 31,
	2024	2023
Americas	$401	$822
Europe and Middle East	242	199
Total	$643	$1,021

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid, short-term investments with a maturity of three months or less when purchased. Cash equivalents consist of money market funds and are carried at cost, which approximates fair value. The balances, at times, may exceed FDIC insured limits. The Company believes that, as of December 31, 2024 and 2023, its risk relating to deposits exceeding federally insured limits was not significant. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Investment in Crypto Assets

Investment in Crypto Assets

The Company adopted ASU No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), as of January 1, 2024. ASU 2023-08 provides an update to existing crypto asset guidance and requires an entity to measure certain crypto assets at fair value. In addition, this guidance requires disclosures related to crypto assets once it is adopted. See the recently adopted accounting pronouncements section below for more information.

The Company reflects crypto assets held at fair value on the consolidated balance sheets and consolidated statements of cash flows, the activity from remeasurement of crypto assets at fair value on the consolidated statements of operations, and the required expanded disclosures in Note 4, Investment in Crypto Assets – Bitcoin.

Crypto assets are generally valued using prices as reported on reputable and liquid exchanges based on the quoted end-of-day price provided by such exchanges as of the date and time of determination. The time used is 23:59 UTC.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable is unsecured, recorded at net realizable value, and do not bear interest. Unbilled receivables arise from services rendered but not yet billed. As of December 31, 2024 and 2023, unbilled receivables totaled $0.2 million and $0, respectively. Accounts receivable are considered past due if not paid within the terms established between the Company and the customer. Amounts are only written off after all attempts at collections have been exhausted. The Company determines the need for an allowance for credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information. Accounts receivable, net includes $0.2 million and $0 as of December 31, 2024 and 2023, respectively, representing accounts not billed to customers. As of December 31, 2024 and 2023, the Company established allowances for credit losses of $0.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from 0 to 90 days from the invoice date. For the year ended December 31, 2024, there were 2 customers that accounted for 10% or more of total revenue, and there was 1 customer that accounted for 10% or more of total revenue for the year ended December 31, 2023. The following table represents these customers’ aggregate percent of total revenue:

	For the year ended December 31,
	2024	2023
Customer 1	35%	51%
Customer 2	17%	0%
Aggregate percent of revenue	52%	51%

As of December 31, 2024, two customers accounted for more than 10% of the Company’s accounts receivable balance, and three customers accounted for over 10% of the Company’s accounts receivable balance as of December 31, 2023. The following table represents these customers’ aggregate percent of total accounts receivable:

	As of December 31,
	2024	2023
Customer 1	37%	0%
Customer 2	17%	33%
Customer 3	7%	36%
Customer 4	6%	27%
Aggregate percent of accounts receivable	67%	96%

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The straight-line method is used for computing depreciation and amortization. Assets are depreciated and amortized over their estimated useful lives ranging from three to five years. Cost of maintenance and repairs are charged to expense when incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss would be recognized when the estimated future undiscounted net cash flows from the use of the asset are less than the carrying amount of that asset. There were no such losses during the years ended December 31, 2024 or December 31, 2023.

Fair Value Option of Accounting

Fair Value Option of Accounting

When financial instruments contain various embedded derivatives which may require bifurcation and separate accounting of those derivatives apart from the entire host instrument, if eligible, Accounting Standards Codification (“ASC”) 825, Financial Instruments, allows issuers to elect the fair value option (“FVO”) of accounting for those instruments. The FVO may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. The FVO allows the issuer to account for the entire financial instrument at fair value with subsequent remeasurements of that fair value recorded through the statements of operations at each reporting date. A financial instrument is generally eligible for the FVO if, amongst other factors, no part of the convertible, or contingently convertible, instrument is classified in stockholders’ equity and the instrument does not contain a beneficial conversion feature at issuance. In addition, because a contingent beneficial conversion feature, if any, is not separately recognized within stockholders’ equity at the issuance date, a convertible debt instrument with a contingent beneficial conversion feature is therefore eligible for the FVO if all other criteria are met.

Based on the eligibility assessment discussed above, the Company concluded that its convertible notes payable is eligible for the FVO and accordingly elected the FVO for those debt instruments. This election was made because of operational efficiencies in valuing and reporting for these debt instruments in their entirety at each reporting date.

Convertible promissory notes, PIPE Notes and the Yorkville Note all contain embedded derivatives, which require bifurcation and separate accounting under GAAP, for which the Company elected the FVO. In addition, certain term PIPE Notes were issued with separately exercisable and freestanding warrants to purchase common stock, were issued with substantial discounts at issuance and contained certain embedded derivatives to be bifurcated and accounted for separately for those term notes, unless the FVO is eligible and elected. Accordingly, the Company qualified for and elected the FVO for the entire PIPE Notes instruments. The convertible debt and accrued interest at their stated interest rates were initially recorded at fair value as liabilities on the consolidated balance sheets and were subsequently re-measured at fair value at the end of each reporting period presented within the consolidated financial statements. The changes in the fair value of the convertible promissory notes, PIPE Notes and Yorkville Note are recorded in changes in fair value of convertible debt, change in fair value of PIPE Notes and change in fair value of Yorkville Note, respectively, included as a component of other (income) expenses, net, in the consolidated statements of operations. The change in fair value related to the accrued interest components is also included within the respective single line of change in fair value of convertible debt, change in fair value of PIPE Notes and change in fair value of Yorkville Note on the consolidated statements of operations. See additional information on valuation methodologies and significant assumptions used in Note 7 and Note 13.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. Instruments that meet the definition of a derivative financial instrument and the equity scope exception in ASC 815-10-15-74(a) are classified as equity and are not subject to remeasurement provided that the Company continues to meet the criteria for equity classification. Instruments that are classified as liabilities are accounted for at fair value and remeasured at each reporting date until exercise, expiration, or modification that results in equity classification. Any change in the fair value of the warrants is recognized as change in fair value of warrant liabilities included as a component of other (income) expenses, net in the consolidated statements of operations.

The classification of warrants, including whether warrants should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. The fair value of liability-classified warrants is determined using the Black-Scholes options pricing model (“Black-Scholes model”) which includes Level 3 inputs, as shown in Note 13 to the consolidated financial statements.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

When quoted market prices are available in active markets, the fair value of assets and liabilities is estimated within Level 1 of the valuation hierarchy. If quoted prices are not available, then fair values are estimated by using pricing models, quoted prices of assets and liabilities with similar characteristics, or discounted cash flows, within Level 2 of the valuation hierarchy. In cases where Level 1 or Level 2 inputs are not available, the fair values are estimated by using inputs within Level 3 of the hierarchy.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, convertible notes payable, liability classified financial instruments and certain privately issued warrants. The carrying amounts of cash and cash equivalents and accounts payable financial instruments approximate their fair value due to their short-term nature. The carrying amount of accounts receivable is net of an allowance that reflects management’s best estimate of expected credit losses. See Note 13 for fair value measurements.

Classification of Series A-1 and Series A-2 Preferred Stock

Classification of Series A-1 and Series A-2 Preferred Stock

The Company originally classified its Series A-1 and Series A-2 preferred stock (collectively “Preferred Stock”) outside of permanent equity because the Preferred Stock contained certain redemption features that result in those shares being redeemable upon the occurrence of certain events that are not solely within the Company’s control, including liquidation, sale or transfer of control. Accordingly, the Preferred Stock was recorded outside of permanent equity and was subject to the classification guidance provided under ASC 480-10-S99. Because dividends were not contractually required to be accrued on the Preferred Stock as there was no stated or required dividend rate per annum, the Company was not required to accrete dividends into the carrying amount of the Preferred Stock in anticipation of a future contingent event or redemption value. Accordingly, the Company did not adjust the carrying values of the Preferred Stock to the respective liquidation preferences of such shares because of the uncertainty of whether or when such events would occur. All shares of Preferred Stock were converted into Common Stock pursuant to their provisions in connection with the Business Combination, which closed on November 7, 2023 (see Note 3). As such, there were no shares of Series A-1 or Series A-2 preferred stock issued or outstanding as of December 31, 2024 and 2023.

Treasury Stock

Treasury Stock

The Company records the repurchase of its common stock, par value $0.0001 per share at cost on the trade date of the transaction. These shares are considered treasury stock, which is a reduction to stockholders’ equity (deficit). Treasury stock is included in authorized and issued shares but excluded from outstanding shares.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which aligns revenue recognition with the transference of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

This core principle is achieved to the application of a five-step model: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to performance obligations in the contract, and (5) recognize revenue as performance obligations are satisfied. Payment terms between customers related to product and services sales vary by the type of customer, country of sale, and the products or services offered and could result in an unbilled receivable or deferred revenue balance depending on whether the performance obligation has been satisfied (or partially satisfied).

Revenue from all customers is recognized when a performance obligation is satisfied by transferring control of a distinct good or service to a customer. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under Topic 606. A contract’s transaction price is allocated to each distinct performance obligation in proportion to the standalone selling price for each and recognized as revenue when, or as, the performance obligation is satisfied.

Individual promised goods and services in a contract are considered a performance obligation and accounted for separately if the good or service is distinct. A good or service is considered distinct if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement.

The transaction price for the products is the invoiced amount. Advanced billings from contracts are deferred and recognized as revenue when earned. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable. The Company excludes from revenue taxes collected from a customer that are assessed by a governmental authority and imposed on and concurrent with a specific revenue-producing transaction. Deferred revenue consists of payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. The Company receives payments from customers based upon contractual billing schedules. Accounts receivable is recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts typically range from zero to 90 days, with typical terms of 30 days.

Subscription Revenue

Subscription revenues are generated from the Company’s data exchange (BEAM) product, which is a medical imaging exchange platform between hospital/healthcare systems, imaging centers, physicians and patients. Subscription revenue is recognized over time as the customer consumes the benefits of the services as the Company stands ready to provide access to the programs throughout the subscription period. Subscription customers are invoiced either quarterly or annually in advance with the customer contracts automatically renewing unless the customer issues a cancellation notice.

Web Imaging Revenue

Web imaging revenues are generated from the Company’s data broker (iRWD) product, which provides regulatory grade imaging and clinical data in the pharmaceutical, device manufacturing, clinical research organizations, and artificial intelligence markets. Web imaging customers are invoiced in installments as the related data is delivered. Revenue from the sale of web imaging products is recognized at a point in time using an output measure of progress, which is based on the number of data units delivered relative to the total data units committed by the customer.

Income Taxes

Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities, at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The Company establishes a valuation allowance if it believes it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of all available evidence.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely to be realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes.

Patents and Trademarks

Patents and Trademarks

Costs associated with the submission of a patent application are expensed as incurred given the uncertainty of the patents resulting in probable future economic benefits to the Company and are included in research and development expenses on the consolidated statements of operations.

Research and Development

Research and Development

The Company accounts for its research and development (“R&D”) costs in accordance with ASC 730, Research and Development (“ASC 730”). ASC 730 requires that R&D costs are generally recognized as an expense as incurred. However, some costs associated with R&D activities that have an alternative future use (e.g., materials, equipment, facilities) may be capitalizable. For the years ended December 31, 2024 and December 31, 2023, research and development expenditures were charged to operating expense as incurred.

Stock-based Compensation

Stock-based Compensation

The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The Company has issued stock options and restricted stock units (“RSUs”). In accordance with ASC 718, the Company recognizes compensation expense for all stock-based awards based on the estimated grant-date fair value.

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted. The determination of fair value for stock options on the date of grant using an option-pricing model requires management to make certain assumptions including expected volatility, expected term, risk-free interest rate and expected dividends in addition to the Company’s common stock valuation.

For RSUs, the fair value of an RSU is equal to the market price of the Company’s common stock (“Common Stock”) on the grant date. The Company recognizes forfeitures as they occur. Stock-based compensation expense for stock-based awards is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting period. Stock-based awards generally vest over three-year service periods and stock options expire after ten years.

The Company records stock-based compensation expense to cost of revenue, general and administrative expense, sales and marketing expense or research and development expense based on the underlying function of the individual that was granted the stock-based compensation award. Shares issued upon stock option exercise and RSU vesting are newly issued shares.

Prior to the Business Combination, due to the absence of an active market for the Company’s common stock, the Company utilized methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company considered the fair value of the Company as of the grant date. The fair value of the Company was determined based upon a variety of factors, including the Company’s financial position, historical performance and operating results, the Company’s stage of development, the progress of the Company’s research and development programs, the prices at which the Company sold its convertible preferred stock, the superior rights, preferences and privileges of the Company’s convertible preferred stock relative to its common stock, external market conditions affecting the biotechnology industry, the lack of marketability of the Company’s common stock and the prospects of a liquidity event and the analysis of initial public offering and market performance of similar companies as well as recently completed mergers and acquisition of peer companies. Significant changes to the key assumptions underlying the factors used could result in different fair values of the Company at each valuation date.

Net Loss per Share

Net Loss per Share

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. Certain warrants participate in distributions of the Company. The pre-funded warrants associated with the July and September 2024 private placements (see Note 10) are considered outstanding shares in the basic earnings per share calculation given their nominal exercise price. In addition, the shares issuable pursuant to the forward contracts are considered outstanding shares in the basic earnings per share calculation because there is no consideration (see Note 7 and Note 10). The net loss attributable to common stockholders is not allocated to the warrant holders as the warrant holders do not have a contractual obligation to share in losses. Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of Common Stock and common stock equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities, including outstanding stock options and RSUs under the Company’s equity incentive plan, warrants to purchase Common Stock, convertible debt, deferred underwriter fees and loan extensions have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding to the Company’s net loss position.

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2024 and 2023 because including them would have been antidilutive (in thousands):

	For the year ended December 31,
	2024	2023
Employee stock options	147,000	-
Restricted stock units	1,625,404	-
Warrants for common stock	12,364,114	12,181,019
Convertible debt	8,549,417	1,450,547
Deferred underwriter fees	3,174,999	3,174,999
Loan extensions	3,274,182	3,274,182
Total common stock equivalents	29,135,116	20,080,747

General and Administrative

General and Administrative

General and administrative expenses include all costs that are not directly related to satisfaction of customer contracts. General and administrative expenses include items for the Company’s selling and administrative functions, such as sales, finance, legal, human resources, and information technology support. These functions include costs for items such as salaries and benefits and other personnel-related costs, maintenance and supplies, professional fees for external legal, accounting, and other consulting services, and depreciation expense.